Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022
Claims recovery service income			$ 5,748,000	[1]	$ 498,000	[1]	$ 17,795,000	[1]	$ 18,542,000 [2]
Related party expenses									400,000
Interest expense	$ 88,279,000	[3]	46,180,000	[3]	204,287,000	[3]	80,947,000	[3]	121,011,000
Related Party [Member]
Related party expenses	0		200,000		0		400,000
VRM [Member]
Claims recovery service income			0				10,600,000		10,600,000
VRM [Member] | Related Party [Member]
Interest expense	67,800,000		33,100,000		159,200,000		46,500,000
MSP Recovery Law Firm [Member]
Related party expenses	4,600,000		4,600,000		13,500,000		5,000,000		29,700,000
MSP Recovery Law Firm [Member] | Related Party [Member]
Related party expenses	$ 300,000		$ 300,000		$ 300,000		$ 300,000		405,000
MSP Recovery Law Firm [Member] | Professional Fees Legal [Member] | Class A Common Stock [Member]
Related party expenses									$ 20,100,000

[1]	For the three and nine months ended September 30, 2022, claims recovery service income included $0.0 million and $10.6 million, respectively, of claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the three and nine months ended September 30, 2023. See Note 13, Related Party Transactions, for further details.
[2]	For the years ended December 31, 2022, 2021 and 2020, Claims recovery service income included $10.6 million, $11.5 million, and $13.1 million, respectively, of Claims recovery service income from VRM MSP. See Note 14, Related Party, for further details.
[3]	For three and nine months ended September 30, 2023, interest expense included $67.8 million and $159.2 million, respectively, related to interest expense due to VRM. For the three and nine months ended September 30, 2022, interest expense included $33.1 million and $46.5 million, respectively, related to interest expense due to VRM. See Note 13, Related Party Transactions, for further details.